Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - Credit risk [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 10,680	€ 10,156
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(118)	(26)
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	47	46
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,618	5,365
Apartment mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(8)	(10)
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	474	410
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,270	1,300
Office mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(109)	(14)
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,384	1,372
Retail mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(1)	(1)
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,886	1,664
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,679	10,156
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	47	46
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,618	5,365
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	474	410
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,270	1,300
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,384	1,372
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,885	1,663
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 1	€ 1